LONG-TERM INVESTMENTS - ADDITIONAL DISCLOSURES (Details) € in Millions, £ in Millions, shares in Millions, CAD in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2016 shares	Nov. 30, 2015 item	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 GBP (£) mi	Dec. 31, 2016 GBP (£) km	Dec. 31, 2016 GBP (£) MW	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CAD	May 19, 2016 item	Nov. 04, 2015	Jul. 01, 2014
LONG-TERM INVESTMENTS
Asset impairment charges							CAD 1,620	CAD 536	CAD 18
Preference shares
LONG-TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.38%	4.38%	4.38%	4.38%				4.38%	4.38%
Eddystone Rail Company, LLC | Liquids Pipelines
LONG-TERM INVESTMENTS
Investment impairment							184
Ownership interest (as a percent)			75.00%	75.00%	75.00%	75.00%				75.00%	75.00%
Aux Sable
LONG-TERM INVESTMENTS
Asset impairment charges							37
Eolien Maritime France SAS
LONG-TERM INVESTMENTS
Ownership interest (as a percent)												50.00%
Number of licenses for large-scale wind farms | item												3
Enbridge's portion of development costs incurred to date										€ 136	CAD 194
Eolien Maritime France SAS | Long Term Investment
LONG-TERM INVESTMENTS
Enbridge's portion of development costs incurred to date											58
Eolien Maritime France SAS | Deferred Amounts And Other Assets
LONG-TERM INVESTMENTS
Enbridge's portion of development costs incurred to date											136
Rampion Offshore Wind Project
LONG-TERM INVESTMENTS
Ownership interest (as a percent)		24.90%											24.90%
Wind project capacity | MW						400
Distance off the shore from the UK Sussex coast				8	13
Estimated total amount of investment			£ 370.0	£ 370.0	£ 370.0	£ 370.0					750
Power purchase agreement period			15 years
Total number of investors | item		3
Amount of investment to date			£ 195.0	£ 195.0	£ 195.0	£ 195.0					CAD 345
Rampion Offshore Wind Project | UK Green Investment Bank plc
LONG-TERM INVESTMENTS
Ownership interest of other investor (as a percent)		25.00%
Rampion Offshore Wind Project | E.ON Climate And Renewables UK Limited
LONG-TERM INVESTMENTS
Ownership interest of other investor (as a percent)		50.10%
Southern Access Extension Project | Liquids Pipelines
LONG-TERM INVESTMENTS
Ownership percentage sold														35.00%
Ownership interest (as a percent)			65.00%	65.00%	65.00%	65.00%				65.00%	65.00%			65.00%
Noverco | Common shares
LONG-TERM INVESTMENTS
Ownership interest (as a percent)			38.90%	38.90%	38.90%	38.90%		38.90%		38.90%	38.90%
Reciprocal ownership interest held by investee (as a percent)			3.40%	3.40%	3.40%	3.40%		3.60%	3.60%	3.40%	3.40%
Number of reciprocal shares purchased through secondary offering | shares	1.2
Number of reciprocal shares sold through secondary offering | shares									1.3
Indirect pro-rata interest of the entity in the shares of the entity (as a percent)			1.30%	1.30%	1.30%	1.30%		1.40%	1.40%	1.30%	1.30%
Amount reduced from equity investment and shareholder's equity by the reciprocal shareholding							CAD 102	CAD 83	CAD 83
Noverco | Preference shares
LONG-TERM INVESTMENTS
Cumulative dividends per share calculation, maturity period of Government of Canada bond			10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.38%	4.38%	4.38%	4.38%				4.38%	4.38%